Document and Entity Information	Jun. 18, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001502034
Document Type	8-K
Document Period End Date	Jun. 18, 2020
Entity Registrant Name	GNC HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35113
Entity Tax Identification Number	20-8536244
Entity Address, Address Line One	300 Sixth Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(412)
Local Phone Number	288-4600
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	GNC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false